Borrowings - Schedule of borrowings (Detail) - AUD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jul. 01, 2021
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 1,796	$ 1,841	$ 0
Insurance Premium Funding [Member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 1,796	$ 1,841